Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant and Equipment, Net

20. PROPERTY, PLANT AND EQUIPMENT, NET

	Crude Oil and Natural Gas Properties	Processing, Transportation and Storage Assets	Manufacturing Assets	Other Assets (1)	Total
COST
As at December 31, 2020	29,867	218	5,671	1,290	37,046
Acquisitions (Note 5)	8,633	—	3,901	846	13,380
Additions	1,368	9	1,023	115	2,515
Change in Decommissioning Liabilities	(63)	1	40	24	2
Divestitures (Note 10)	(630)	—	—	—	(630)
Transfers to Assets Held for Sale (Note 18)	(754)	—	—	(522)	(1,276)
Exchange Rate Movements and Other	22	—	(140)	(18)	(136)
As at December 31, 2021	38,443	228	10,495	1,735	50,901
Acquisitions (Note 5) (2)	3,230	—	—	—	3,230
Additions	2,409	11	1,143	108	3,671
Change in Decommissioning Liabilities	(186)	(6)	(29)	(32)	(253)
Divestitures (Note 5) (2)	(557)	—	—	—	(557)
Exchange Rate Movements and Other	189	21	523	14	747
As at December 31, 2022	43,528	254	12,132	1,825	57,739

ACCUMULATED DEPRECIATION, DEPLETION AND AMORTIZATION
As at December 31, 2020	8,361	42	2,195	1,037	11,635
Depreciation, Depletion and Amortization	3,335	10	526	128	3,999
Impairment Charges (Note 11)	—	—	1,931	—	1,931
Impairment Reversals (Note 11)	(378)	—	—	—	(378)
Divestitures (Note 10)	(377)	—	—	—	(377)
Transfers to Assets Held for Sale (Note 18)	(90)	—	—	(24)	(114)
Exchange Rate Movements and Other	61	1	(80)	(2)	(20)
As at December 31, 2021	10,912	53	4,572	1,139	16,676
Depreciation, Depletion and Amortization (3)	3,461	37	466	103	4,067
Impairment Charges (Note 11)	—	—	1,499	—	1,499
Impairment Reversals (Note 11)	—	—	(1,233)	—	(1,233)
Divestitures (Note 5) (2)	(84)	—	—	—	(84)
Exchange Rate Movements and Other	13	16	243	43	315
As at December 31, 2022	14,302	106	5,547	1,285	21,240

CARRYING VALUE
As at December 31, 2020	21,506	176	3,476	253	25,411
As at December 31, 2021	27,531	175	5,923	596	34,225
As at December 31, 2022	29,226	148	6,585	540	36,499
(1)Includes assets within the commercial and retail fuels businesses, office furniture, fixtures, leasehold improvements, information technology and aircraft.
(2)In connection with the Sunrise Acquisition, Cenovus was deemed to have disposed of its pre-existing interest and reacquired it at fair value as required by IFRS 3. As at August 31, 2022, the carrying value of the pre-existing interest in SOSP’s PP&E was $454 million.
(3)DD&A includes asset write-downs of $26 million in the Offshore segment and $25 million in the Canadian Manufacturing segment.
Assets Under Construction
PP&E includes the following amounts in respect of assets under construction and are not subject to DD&A:

As at December 31,	2022	2021
Development and Production	2,142	2,415
Downstream	137	943
	2,279	3,358